Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Assets:
Available-for-sale securities		¥ 20,152,046	¥ 20,557,118
Liabilities:
Long-term debt		1,943,986	1,496,488
Fair Value, Measurements, Recurring
Assets:
Other investments		39,000	37,000
Total assets measured at fair value		47,648,000	45,592,000
Liabilities:
Trading securities sold, not yet purchased		2,569,000	2,221,000
Long-term debt	[1]	1,944,000	1,496,000
Total liabilities measured at fair value		14,889,000	15,088,000
Fair Value, Measurements, Recurring | Trading securities
Assets:
Securities measured at net asset value	[2]	681,000	678,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		7,662,000	8,506,000
Liabilities:
Liabilities, derivatives		7,658,000	8,473,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		2,484,000	2,745,000
Liabilities:
Liabilities, derivatives		2,398,000	2,611,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		151,000	134,000
Liabilities:
Liabilities, derivatives		272,000	229,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		29,000	35,000
Liabilities:
Liabilities, derivatives		31,000	36,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		18,000	23,000
Liabilities:
Liabilities, derivatives		17,000	22,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[3]	3,041,000	1,508,000
Available-for-sale securities		9,658,000	10,263,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[3]	48,000	69,000
Available-for-sale securities		254,000	284,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	4,127,000	2,963,000
Available-for-sale securities		850,000	1,144,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[3]	1,817,000	1,584,000
Available-for-sale securities		972,000	935,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	2,006,000	1,973,000
Available-for-sale securities		891,000	843,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	14,000	15,000
Available-for-sale securities		137,000	144,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Assets, trading securities	[3]		3,000
Available-for-sale securities		257,000	224,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	708,000	554,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	3,024,000	2,504,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[3]	1,647,000	1,704,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,950,000	2,008,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		890,000	911,000
Fair Value, Measurements, Recurring | Equity securities (marketable)
Assets:
Available-for-sale securities		4,293,000	3,801,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Total assets measured at fair value		25,749,000	23,475,000
Liabilities:
Trading securities sold, not yet purchased		2,296,000	1,993,000
Total liabilities measured at fair value		2,514,000	2,189,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		40,000	37,000
Liabilities:
Liabilities, derivatives		39,000	46,000
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives		20,000	28,000
Liabilities:
Liabilities, derivatives		16,000	20,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		40,000	31,000
Liabilities:
Liabilities, derivatives		161,000	129,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		2,000	1,000
Liabilities:
Liabilities, derivatives		2,000	1,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[3]	3,012,000	1,485,000
Available-for-sale securities		8,926,000	9,543,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	3,832,000	2,883,000
Available-for-sale securities		850,000	1,144,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	1,368,000	1,127,000
Available-for-sale securities		364,000	346,000
Fair Value, Measurements, Recurring | Level 1 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	1,264,000	1,335,000
Available-for-sale securities		161,000	134,000
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	9,000	3,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[3]	1,625,000	1,661,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities (marketable)
Assets:
Available-for-sale securities		4,236,000	3,717,000
Fair Value, Measurements, Recurring | Level 2
Assets:
Total assets measured at fair value		19,413,000	19,665,000
Liabilities:
Trading securities sold, not yet purchased		269,000	228,000
Long-term debt	[1]	1,381,000	903,000
Total liabilities measured at fair value		11,753,000	12,253,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		7,600,000	8,442,000
Liabilities:
Liabilities, derivatives		7,618,000	8,426,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		2,458,000	2,709,000
Liabilities:
Liabilities, derivatives		2,382,000	2,591,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		93,000	89,000
Liabilities:
Liabilities, derivatives		67,000	61,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		27,000	33,000
Liabilities:
Liabilities, derivatives		29,000	34,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		7,000	11,000
Liabilities:
Liabilities, derivatives		7,000	10,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[3]	29,000	23,000
Available-for-sale securities		732,000	720,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[3]	48,000	69,000
Available-for-sale securities		254,000	284,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	295,000	80,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	449,000	457,000
Available-for-sale securities		608,000	589,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	742,000	638,000
Available-for-sale securities		730,000	709,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		69,000	67,000
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	[3]		3,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	708,000	554,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	1,929,000	1,449,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[3]		20,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,785,000	1,834,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		793,000	801,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities (marketable)
Assets:
Available-for-sale securities		57,000	84,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		39,000	37,000
Total assets measured at fair value		1,805,000	1,774,000
Liabilities:
Trading securities sold, not yet purchased		4,000
Long-term debt	[1]	563,000	593,000
Total liabilities measured at fair value		622,000	646,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		22,000	27,000
Liabilities:
Liabilities, derivatives		1,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		6,000	8,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		18,000	14,000
Liabilities:
Liabilities, derivatives		44,000	39,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		2,000	2,000
Liabilities:
Liabilities, derivatives		2,000	2,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		9,000	11,000
Liabilities:
Liabilities, derivatives		8,000	11,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	14,000	15,000
Available-for-sale securities		68,000	77,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		257,000	224,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	1,086,000	1,052,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[3]	22,000	23,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		165,000	174,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 97,000	¥ 110,000

[1]	Amounts represent items for which the Group elected the fair value option.
[2]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2017 and September 30, 2017 were ¥33 billion and ¥29 billion, respectively.
[3]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.